DEBT AND CAPITAL LEASES (Tables)	12 Months Ended
Dec. 29, 2018
DEBT AND CAPITAL LEASES
Schedule of long-term debt, including its respective interest rates, and capital lease obligations

(In millions)	2018	2017

Long-term debt and capital leases
Medium-term notes:
Series 1995 due 2020 through 2025	$45.0	$44.9
Long-term notes:
Senior notes due 2020 at 5.4%	249.7	249.5
Senior notes due 2023 at 3.4%	248.9	248.7
Senior notes due 2025 at 1.25%(1)	569.0	588.4
Senior notes due 2028 at 4.875%	493.3	–
Senior notes due 2033 at 6.0%	148.8	148.7
Capital leases	20.7	25.0
Other borrowings(2)	14.4	16.6
Less amount classified as current	(18.2)	(5.5)

Total long-term debt and capital leases(3)	$1,771.6	$1,316.3

(1)	These senior notes are euro-denominated
(2)	Other borrowings consisted of long-term bank borrowings by foreign subsidiaries.
(3)	Includes unamortized debt issuance cost and debt discount of $6.8 million and $6.3 million as of year-end 2018, respectively, and $7.1 million and $.7 million as of year-end 2017, respectively.

Schedule of maturities of long-term debt and capital lease payments for each of the next five fiscal years and thereafter
Year	(In millions)

2019 (classified as current)	$19.0
2020	269.0
2021	3.9
2022	3.5
2023	253.3
2024 and thereafter	1,257.1